PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 9.28%
37 Capital CLO I
2021-1, 6.460% (3 Month LIBOR USD + 1.200%), 10/15/2034 (b)(c)	$1,000,000	$975,319
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)	760,000	759,057
Amur Equipment Finance Receivables XI LLC
2022-2A, 5.300%, 06/21/2028 (b)	240,110	238,372
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066 (b)(d)	615,981	510,424
Aqua Finance Trust 2021-A
2021-A, 1.540%, 07/17/2046 (b)	461,499	412,113
Avis Budget Rental Car Funding AESOP LLC
2018-2 B, 4.270%, 03/20/2025 (b)	360,000	354,455
2019-3 A, 2.360%, 03/20/2026 (b)	376,000	355,525
2020-2 B, 2.960%, 02/20/2027 (b)	567,000	525,709
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046 (b)	893,850	779,449
BlueMountain CLO Ltd.
2013-2R, 6.453% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)	323,456	320,549
CCG Receivables Trust
2023-1, 5.820%, 09/16/2030 (b)	543,000	547,068
Cedar Funding VI CLO Ltd.
2016-6A, 6.300% (3 Month LIBOR USD + 1.050%), 04/20/2034 (b)(c)	1,480,000	1,436,999
Crown Castle Towers LLC
4.241%, 07/15/2048 (b)	439,000	411,904
Dryden 75 CLO Ltd.
2019-75R2, 6.300% (3 Month LIBOR USD + 1.040%), 04/15/2034 (b)(c)	850,000	828,940
Fort Washington CLO Ltd.
2021-2A, 6.470% (3 Month LIBOR USD + 1.220%), 10/20/2034 (b)(c)	2,000,000	1,940,854
GCAT Trust
2019-NQM3, 2.686%, 11/25/2059 (b)(d)	108,638	101,252
2021-NQM5, 1.262%, 07/25/2066 (b)(d)	497,910	400,444
JPMorgan Chase Bank NA - CACLN
2021-3, 0.760%, 02/26/2029 (b)	794,820	752,616
Madison Park Funding XXVI Ltd.
2007-26, 6.499% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)	2,267,034	2,249,675
Magnetite XXIII Ltd.
2019-23R, 6.385% (3 Month LIBOR USD + 1.130%), 01/25/2035 (b)(c)	1,000,000	977,237
MetroNet Infrastructure Issuer LLC
2022-1A, 6.350%, 10/20/2052 (b)	693,000	683,798
MVW LLC
2021-2A A, 1.430%, 05/20/2039 (b)	679,044	606,879
2021-2A B, 1.830%, 05/20/2039 (b)	554,024	494,181
2022-1, 4.400%, 11/21/2039 (b)	257,892	243,692
2023-1, 5.420%, 10/20/2040 (b)	540,521	536,375
2021-1W, 1.440%, 01/22/2041 (b)	278,047	252,448
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069 (b)	1,023,341	893,212
2021-C, 1.060%, 10/15/2069 (b)	761,134	663,979
2021-E, 0.970%, 12/16/2069 (b)	1,332,666	1,138,874
2021-F, 1.110%, 02/18/2070 (b)	481,644	410,043
Navient Student Loan Trust
2019-7, 5.638% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)	2,454	2,452
RASC Trust
2005-KS12, 5.828% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)	56,236	55,726
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028 (b)	618,000	534,603
2021-3, 2.593%, 10/15/2031 (b)	1,243,000	1,002,565
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036 (b)	277,871	267,642
2020-2, 3.510%, 07/20/2037 (b)	319,948	302,503
2021-2, 1.350%, 09/20/2038 (b)	235,088	221,364
SoFi Consumer Loan Program Trust
2023-1S, 5.810%, 05/15/2031 (b)	364,336	364,799
SoFi Professional Loan Program Trust
2021-B, 1.140%, 02/15/2047 (b)	96,363	81,306
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056 (b)(d)	546,547	447,311
2021-6, 1.920%, 11/25/2066 (b)(d)	859,889	711,528
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051 (b)	788,985	686,239
Thayer Park CLO Ltd.
2017-R, 6.290% (3 Month LIBOR USD + 1.040%), 04/20/2034 (b)(c)	500,000	488,812
Towd Point Mortgage Trust
2017-5, 4.455% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)	140,940	140,602
2017-2 A1, 2.750%, 04/25/2057 (b)(d)	6,488	6,411
2017-2, 3.250%, 04/25/2057 (b)(d)	351,000	339,525
2017-3, 2.750%, 06/25/2057 (b)(d)	89,984	87,601
2017-4, 2.750%, 06/25/2057 (b)(d)	93,796	89,135
2022-4, 3.750%, 09/25/2062 (b)	1,483,730	1,413,112
TRESTLES CLO Ltd.
2017-1, 6.245% (3 Month LIBOR USD + 0.990%), 04/25/2032 (b)(c)	500,000	491,751
TRESTLES CLO V Ltd.
2021-5, 6.420% (3 Month LIBOR USD + 1.170%), 10/20/2034 (b)(c)	1,000,000	979,137
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044 (b)	1,266,650	1,221,144
2021-1, 2.165%, 10/15/2046 (b)	817,000	725,765
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (b)(d)	687,708	576,260
2021-6, 1.630%, 10/25/2066 (b)(d)	595,682	491,157
2022-7, 5.152%, 07/25/2067 (b)	900,480	889,606
TOTAL ASSET BACKED SECURITIES (Cost $35,760,933)		33,419,498

CORPORATE BONDS - 29.36%
Automobiles & Components - 0.71%
Ford Motor Co.
4.750%, 01/15/2043	90,000	66,437
Ford Motor Credit Co. LLC
5.113%, 05/03/2029	310,000	284,108
General Motors Co.
6.125%, 10/01/2025	1,248,000	1,266,966
General Motors Financial Co., Inc.
5.100%, 01/17/2024	320,000	319,070
3.600%, 06/21/2030	605,000	524,511
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031	125,000	109,957
		2,571,049
Banks - 3.90%
Bank of America Corp.
3.875%, 08/01/2025	480,000	468,525
3.559% to 04/23/2026, then TSFR3M + 1.322%, 04/23/2027 (a)	1,610,000	1,528,960
2.884% to 10/22/2029, then TSFR3M + 1.452%, 10/22/2030 (a)	743,000	641,521
1.922% to 10/24/2030, then SOFR + 1.370%, 10/24/2031 (a)	2,430,000	1,920,912
Citigroup, Inc.
3.200%, 10/21/2026	1,121,000	1,053,835
3.887% to 01/10/2027, then TSFR3M + 1.825%, 01/10/2028 (a)	835,000	795,348
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)	495,000	429,360
6.174% to 05/25/2033, then SOFR + 2.661%, 05/25/2034 (a)	560,000	568,077
JPMorgan Chase & Co.
2.950%, 10/01/2026	1,667,000	1,572,916
Wells Fargo & Co.
2.406% to 10/30/2024, then TSFR3M + 1.087%, 10/30/2025 (a)	900,000	859,104
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)	1,020,000	912,949
4.150%, 01/24/2029	1,581,000	1,499,866
5.389% to 04/24/2033, then SOFR + 2.020%, 04/24/2034 (a)	1,445,000	1,444,946
5.013% to 04/04/2050, then TSFR3M + 4.502%, 04/04/2051 (a)	365,000	332,852
		14,029,171
Capital Goods - 1.48%
Boeing Co.
4.875%, 05/01/2025	1,181,000	1,169,863
3.900%, 05/01/2049	160,000	119,930
5.805%, 05/01/2050	1,273,000	1,244,789
Deere & Co.
5.375%, 10/16/2029	999,000	1,044,968
Honeywell International, Inc.
5.000%, 02/15/2033 (f)	905,000	931,946
Raytheon Technologies Corp.
7.500%, 09/15/2029	467,000	532,809
TransDigm, Inc.
6.250%, 03/15/2026 (b)	275,000	273,403
		5,317,708
Commercial & Professional Services - 0.29%
ASGN, Inc.
4.625%, 05/15/2028 (b)	350,000	315,894
Harsco Corp.
5.750%, 07/31/2027 (b)	165,000	142,837
Korn Ferry
4.625%, 12/15/2027 (b)	100,000	94,854
Waste Management, Inc.
4.150%, 04/15/2032 (f)	503,000	483,910
		1,037,495
Consumer Discretionary Distribution & Retail - 0.47%
Amazon.com, Inc.
3.800%, 12/05/2024	1,038,000	1,022,155
eBay, Inc.
2.600%, 05/10/2031 (f)	790,000	662,981
		1,685,136
Consumer Durables & Apparel - 0.02%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028	75,000	65,876
Consumer Services - 0.90%
Booking Holdings, Inc.
3.550%, 03/15/2028	1,100,000	1,050,784
McDonald's Corp.
3.500%, 07/01/2027	1,623,000	1,560,607
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)	230,000	225,338
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (b)	165,000	151,604
Wynn Las Vegas LLC
5.500%, 03/01/2025 (b)	125,000	122,668
Yum! Brands, Inc.
5.375%, 04/01/2032	155,000	146,968
		3,257,969
Consumer Staples Distribution & Retail - 0.29%
Walmart, Inc.
4.150%, 09/09/2032	392,000	389,025
4.500%, 04/15/2053	673,000	644,279
		1,033,304
Energy - 3.10%
BP Capital Markets America, Inc.
4.812%, 02/13/2033 (f)	595,000	588,519
4.893%, 09/11/2033	685,000	680,538
Buckeye Partners LP
3.950%, 12/01/2026	75,000	66,969
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (b)	155,000	138,325
Diamondback Energy, Inc.
3.125%, 03/24/2031 (f)	1,130,000	963,622
6.250%, 03/15/2033	580,000	602,909
DT Midstream, Inc.
4.125%, 06/15/2029 (b)	125,000	108,565
Energy Transfer LP
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(h)	910,000	767,131
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(f)(h)	675,000	520,594
EQM Midstream Partners LP
5.500%, 07/15/2028	350,000	328,715
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024	650,000	642,564
Kinder Morgan, Inc.
5.550%, 06/01/2045	1,505,000	1,365,390
Marathon Petroleum Corp.
4.700%, 05/01/2025	665,000	656,971
MPLX LP
4.700%, 04/15/2048	700,000	560,400
5.650%, 03/01/2053	430,000	392,096
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)	95,000	84,287
Occidental Petroleum Corp.
4.300%, 08/15/2039	260,000	204,966
Phillips 66
1.300%, 02/15/2026	1,110,000	1,008,668
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025	670,000	659,096
Pioneer Natural Resources Co.
2.150%, 01/15/2031	687,000	561,747
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)	160,000	149,684
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 09/01/2031 (b)	110,000	93,675
		11,145,431
Equity Real Estate Investment Trusts (REITs) - 0.82%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)	45,000	42,165
4.875%, 09/15/2029 (b)	240,000	214,395
5.250%, 07/15/2030 (b)	150,000	134,571
Public Storage
2.300%, 05/01/2031 (f)	3,068,000	2,574,151
		2,965,282
Financial Services - 1.99%
Goldman Sachs Group, Inc.
3.800%, 03/15/2030 (f)	1,459,000	1,353,504
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025 (a)(f)	1,300,000	1,258,217
6.250%, 08/09/2026	449,000	462,829
3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)	1,625,000	1,516,776
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)	1,190,000	1,017,664
5.250% to 04/21/2033, then SOFR + 1.870%, 04/21/2034 (a)	1,340,000	1,330,961
OneMain Finance Corp.
3.500%, 01/15/2027	255,000	212,299
		7,152,250
Food, Beverage & Tobacco - 1.90%
Anheuser-Busch InBev Worldwide, Inc.
4.350%, 06/01/2040	866,000	794,039
4.600%, 04/15/2048	453,000	415,615
4.750%, 04/15/2058	440,000	404,909
Aramark Services, Inc.
5.000%, 02/01/2028 (b)	235,000	222,339
Mars, Inc.
4.750%, 04/20/2033 (b)	1,235,000	1,226,461
Molson Coors Beverage Co.
4.200%, 07/15/2046	1,280,000	1,033,737
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)	90,000	86,669
Philip Morris International, Inc.
3.125%, 08/17/2027	407,000	383,822
5.125%, 02/15/2030	1,250,000	1,238,328
5.750%, 11/17/2032	900,000	922,701
Post Holdings, Inc.
4.625%, 04/15/2030 (b)	150,000	131,488
		6,860,108
Health Care Equipment & Services - 0.54%
Abbott Laboratories
3.400%, 11/30/2023	1,128,000	1,115,553
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029 (b)	195,000	179,050
CVS Health Corp.
4.125%, 04/01/2040	485,000	402,728
Tenet Healthcare Corp.
6.125%, 10/01/2028 (f)	265,000	251,415
		1,948,746
Household & Personal Products - 0.13%
Energizer Holdings, Inc.
4.375%, 03/31/2029 (b)	250,000	214,250
Procter & Gamble Co.
2.300%, 02/01/2032	297,000	260,579
		474,829
Insurance - 0.63%
MetLife, Inc.
6.500%, 12/15/2032 (f)	1,755,000	1,939,786
Travelers Cos, Inc.
5.450%, 05/25/2053	310,000	317,267
		2,257,053
Materials - 0.10%
Standard Industries, Inc.
4.750%, 01/15/2028 (b)	130,000	118,789
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (b)	250,000	251,371
		370,160
Media & Entertainment - 3.17%
AMC Networks, Inc.
4.250%, 02/15/2029	100,000	57,139
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031 (b)	298,000	239,003
Charter Communications Operating LLC / Charter Communications Operating Capital
5.500%, 04/01/2063	665,000	513,717
Comcast Corp.
4.150%, 10/15/2028	1,727,000	1,686,003
5.350%, 05/15/2053	1,175,000	1,165,145
CSC Holdings LLC
4.625%, 12/01/2030 (b)	435,000	186,336
DISH DBS Corp.
5.875%, 11/15/2024	110,000	94,448
Fox Corp.
5.576%, 01/25/2049	660,000	596,487
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)	145,000	134,521
Meta Platforms, Inc.
4.950%, 05/15/2033	1,355,000	1,352,351
5.750%, 05/15/2063	1,140,000	1,132,580
Paramount Global
4.200%, 05/19/2032 (f)	1,760,000	1,475,400
4.950%, 05/19/2050 (f)	915,000	681,124
Sirius XM Radio, Inc.
4.125%, 07/01/2030 (b)(f)	315,000	248,041
Warnermedia Holdings, Inc.
5.050%, 03/15/2042	460,000	372,186
5.141%, 03/15/2052	1,605,000	1,251,531
Ziff Davis, Inc.
4.625%, 10/15/2030 (b)	255,000	217,683
		11,403,695
Pharmaceuticals, Biotechnology & Life Sciences - 0.51%
AbbVie, Inc.
4.050%, 11/21/2039	235,000	201,450
4.250%, 11/21/2049	420,000	355,114
Amgen, Inc.
5.750%, 03/02/2063	835,000	829,760
Biogen, Inc.
2.250%, 05/01/2030	276,000	231,541
Bristol-Myers Squibb Co.
3.550%, 03/15/2042	260,000	213,243
		1,831,108
Real Estate Management & Development - 0.10%
Park Intermediate Holdings LLC / PK Domestic Property LLC
5.875%, 10/01/2028 (b)	195,000	178,425
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027	205,000	190,180
		368,605
Semiconductors & Semiconductor Equipment - 1.01%
Intel Corp.
3.750%, 03/25/2027	1,157,000	1,123,964
Marvell Technology, Inc.
2.950%, 04/15/2031	891,000	747,283
Microchip Technology, Inc.
4.333%, 06/01/2023	595,000	595,000
QUALCOMM, Inc.
5.400%, 05/20/2033	226,000	236,343
Texas Instruments, Inc.
5.050%, 05/18/2063	965,000	942,712
		3,645,302
Software & Services - 1.86%
CommScope, Inc.
8.250%, 03/01/2027 (b)	377,000	296,240
Microsoft Corp.
3.125%, 11/03/2025	2,684,000	2,611,640
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (b)(f)	205,000	163,593
Oracle Corp.
2.875%, 03/25/2031	900,000	766,094
4.000%, 07/15/2046	530,000	397,117
5.550%, 02/06/2053 (f)	1,030,000	962,314
ServiceNow, Inc.
1.400%, 09/01/2030	1,894,000	1,507,536
		6,704,534
Technology Hardware & Equipment - 1.28%
Apple, Inc.
1.800%, 09/11/2024 (f)	2,818,000	2,720,858
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026	283,000	253,508
3.569%, 12/01/2031	530,000	442,799
Dell International LLC / EMC Corp.
6.200%, 07/15/2030 (f)	980,000	1,023,709
Presidio Holdings, Inc.
4.875%, 02/01/2027 (b)	185,000	173,163
		4,614,037
Telecommunication Services - 1.82%
AT&T, Inc.
2.550%, 12/01/2033	945,000	742,750
3.650%, 06/01/2051	725,000	524,885
3.500%, 09/15/2053	230,000	159,628
3.550%, 09/15/2055	159,000	109,142
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (b)(f)	235,000	209,679
Sprint Capital Corp.
8.750%, 03/15/2032	1,275,000	1,548,370
T-Mobile USA, Inc.
2.875%, 02/15/2031	125,000	106,859
4.375%, 04/15/2040	475,000	416,936
3.000%, 02/15/2041	1,021,000	737,378
4.500%, 04/15/2050	560,000	476,539
3.300%, 02/15/2051	305,000	210,493
Verizon Communications, Inc.
4.329%, 09/21/2028	359,000	349,579
4.016%, 12/03/2029	345,000	325,326
2.355%, 03/15/2032	815,000	657,091
		6,574,655
Transportation - 0.47%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027 (b)	170,000	169,876
Southwest Airlines Co.
5.250%, 05/04/2025	690,000	687,726
United Airlines Pass Through Trust
5.875%, 10/15/2027	840,859	832,011
		1,689,613
Utilities - 1.87%
Calpine Corp.
4.500%, 02/15/2028 (b)	310,000	282,710
Dominion Energy, Inc.
4.350%, 08/15/2032 (f)	978,000	920,584
5.375%, 11/15/2032 (f)	990,000	994,162
DTE Energy Co.
3.400%, 06/15/2029	527,000	479,125
Exelon Corp.
5.300%, 03/15/2033	1,410,000	1,420,544
4.700%, 04/15/2050	410,000	356,081
NextEra Energy Capital Holdings, Inc.
5.250%, 02/28/2053	625,000	590,362
Southern Co.
2.950%, 07/01/2023 (f)	273,000	272,206
5.200%, 06/15/2033	1,190,000	1,177,653
Vistra Operations Co. LLC
4.375%, 05/01/2029 (b)	265,000	231,171
		6,724,598
TOTAL CORPORATE BONDS (Cost $115,640,297)		105,727,714

FOREIGN CORPORATE BONDS - 1.74%
Banks - 0.42%
HSBC Holdings PLC
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)	910,000	809,302
International Bank for Reconstruction & Development
3.875%, 02/14/2030	695,000	695,873
		1,505,175
Consumer Services - 0.17%
Carnival Corp.
10.500%, 02/01/2026 (b)	95,000	98,812
7.625%, 03/01/2026 (b)(f)	340,000	322,678
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (b)	205,000	188,815
		610,305
Materials - 0.08%
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)(f)	125,000	112,423
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)	120,000	117,340
5.250%, 06/01/2027 (b)	75,000	67,918
		297,681
Media & Entertainment - 0.08%
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (b)	350,000	304,529
Pharmaceuticals, Biotechnology & Life Sciences -0.13%
Pfizer Investment Enterprises Pte Ltd.
5.340%, 05/19/2063	475,000	474,184
Transportation - 0.86%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)	235,000	230,622
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025 (b)	2,916,180	2,862,120
		3,092,742
TOTAL FOREIGN CORPORATE BONDS (Cost $6,712,592)		6,284,616

FOREIGN GOVERNMENT AGENCY ISSUES - 1.01%
Asian Development Bank
3.750%, 04/25/2028	1,140,000	1,131,997
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)	260,000	208,160
International Finance Corp.
3.625%, 09/15/2025	660,000	651,048
Kreditanstalt fuer Wiederaufbau
3.875%, 06/15/2028	890,000	889,595
Province of Ontario Canada
2.125%, 01/21/2032	865,000	745,081
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,808,030)		3,625,881

FOREIGN GOVERNMENT NOTES/BONDS - 1.47%
Colombia Government International Bond
4.000%, 02/26/2024	590,000	580,243
3.000%, 01/30/2030 (f)	570,000	439,977
Dominican Republic International Bond
6.875%, 01/29/2026 (b)	330,000	334,114
6.850%, 01/27/2045 (b)	560,000	497,772
Hungary Government International Bond
7.625%, 03/29/2041	360,000	399,807
Indonesia Government International Bond
4.350%, 01/08/2027 (b)	550,000	546,409
Mexico Government International Bond
4.350%, 01/15/2047	740,000	583,969
Province of Quebec Canada
3.625%, 04/13/2028	1,010,000	989,479
Republic of South Africa Government International Bond
5.000%, 10/12/2046	150,000	95,962
Romanian Government International Bond
6.125%, 01/22/2044 (b)	505,000	472,227
Saudi Government International Bond
4.500%, 10/26/2046 (b)	400,000	350,150
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $6,069,765)		5,290,109

NON-AGENCY MORTGAGE BACKED SECURITIES - 6.98%
American Tower Trust #1
2023-1, 5.490%, 03/15/2053 (b)	924,000	941,192
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)	71,494	68,913
Bank
2021-BNK31, 1.739%, 02/15/2054	454,000	390,985
2022-BNK39, 2.928%, 02/15/2055	179,000	151,671
2023-BNK45 B, 6.148%, 02/15/2056 (d)	483,000	451,842
2023-BNK45 C, 6.279%, 02/15/2056 (d)	522,000	455,929
BBCMS Mortgage Trust
2021-C11, 1.380%, 09/15/2054 (d)(e)	7,947,576	602,959
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036 (b)	1,646,000	1,540,285
Benchmark Mortgage Trust
2020-B17, 3.371%, 03/15/2053 (d)	470,000	343,660
2021-B23, 1.766%, 02/15/2054	612,000	517,155
2021-B26, 0.885%, 06/15/2054 (d)(e)	9,532,492	457,114
2021-B31 D, 2.250%, 12/15/2054 (b)	278,000	133,876
2021-B31 C, 3.195%, 12/15/2054 (d)	415,000	277,526
BMO Mortgage Trust
2023-C5, 6.627%, 06/15/2056 (d)	180,000	171,870
BX Commercial Mortgage Trust
2021-VOLT, 6.757% (1 Month LIBOR USD + 1.650%), 09/15/2036 (b)(c)	1,085,000	1,031,403
2020-VIV2, 3.542%, 03/09/2044 (b)(d)	650,000	541,904
BX Trust
2019-OC11, 3.202%, 12/09/2041 (b)	971,000	847,862
BXP Trust
2017-GM, 3.379%, 06/13/2039 (b)	331,000	298,994
CAMB Commercial Mortgage Trust
2019-LIFE, 6.357% (1 Month LIBOR USD + 1.250%), 12/15/2037 (b)(c)	978,000	963,971
Citigroup Commercial Mortgage Trust
2023-SMRT, 6.048%, 06/10/2028 (b)(d)	298,000	290,339
2013-GC17, 5.095%, 11/10/2046 (d)	145,000	140,991
2014-GC25, 0.942%, 10/10/2047 (d)(e)	1,268,882	10,990
2015-GC27, 1.305%, 02/10/2048 (d)(e)	890,144	13,690
2022-GC48, 4.580%, 05/15/2054 (d)	619,207	592,654
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045	476,000	426,290
2014-UBS2, 3.472%, 03/10/2047	110,952	109,524
2014-CR16, 0.933%, 04/10/2047 (d)(e)	1,200,298	6,309
2014-LC15, 1.041%, 04/10/2047 (d)(e)	1,166,478	4,877
2014-CR17, 0.945%, 05/10/2047 (d)(e)	1,017,443	5,138
2014-UBS3, 1.049%, 06/10/2047 (d)(e)	848,203	4,770
2014-UBS6, 0.833%, 12/10/2047 (d)(e)	1,379,673	12,130
2014-CCRE21, 3.987%, 12/10/2047	281,514	268,349
Connecticut Avenue Securities Trust
2021-R01, 6.523% (SOFR30A + 1.550%), 10/25/2041 (b)(c)	480,000	469,491
2022-R01, 6.873% (SOFR30A + 1.900%), 12/25/2041 (b)(c)	915,000	891,585
2022-R03, 8.473% (SOFR30A + 3.500%), 03/25/2042 (b)(c)	1,065,000	1,090,102
2022-R07 1M1, 7.931% (SOFR30A + 2.950%), 06/25/2042 (b)(c)	545,417	559,053
2022-R07 1M2, 9.631% (SOFR30A + 4.650%), 06/25/2042 (b)(c)	1,005,000	1,059,242
2022-R08, 7.523% (SOFR30A + 2.550%), 07/25/2042 (b)(c)	961,215	972,668
2023-R02, 7.273% (SOFR30A + 2.300%), 01/25/2043 (b)(c)	708,791	713,817
Credit Suisse Mortgage Capital Certificates
2019-ICE4, 6.537% (1 Month LIBOR USD + 1.430%), 05/15/2036 (b)(c)	132,670	131,454
CSAIL Commercial Mortgage Trust
2019-C17, 3.016%, 09/15/2029	850,000	743,382
2015-C1, 4.044%, 04/15/2050 (d)	450,000	397,322
2015-C2, 0.714%, 06/15/2057 (d)(e)	1,392,468	13,635
FIVE Mortgage Trust
2023-V1, 6.405%, 02/10/2056 (d)	315,000	292,684
GS Mortgage Securities Trust
2014-GC18, 1.017%, 01/10/2047 (d)(e)	3,146,717	8,400
2014-GC26, 0.915%, 11/10/2047 (d)(e)	1,695,518	16,737
2015-GC34, 3.278%, 10/10/2048	62,068	59,772
2019-GC42, 3.692%, 09/10/2052 (d)	449,000	346,388
2020-GC47, 2.377%, 05/12/2053	73,000	60,501
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038 (b)	283,000	265,339
J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-OPO, 3.377%, 01/05/2039 (b)	501,000	406,116
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)	200,000	190,991
2018-L1, 4.719%, 10/15/2051 (d)	325,000	291,211
2018-H4, 5.070%, 12/15/2051 (d)	293,000	249,376
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)	141,652	127,861
OBX Trust
2021-NQM3, 1.054%, 07/25/2061 (b)(d)	762,973	586,474
Taubman Centers Commercial Mortgage Trust
2022-DPM, 7.991% (TSFR1M + 2.932%), 05/15/2037 (b)(c)	1,045,000	1,015,925
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	625,000	577,424
2017-C4 AS, 3.836%, 10/15/2050 (d)	200,000	182,319
Verus Securitization Trust
2019-4, 2.642%, 10/25/2059 (b)	39,268	37,795
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	124,244
2016-NXS6, 4.387%, 11/15/2049 (d)	625,000	541,396
2018-C48, 4.302%, 01/15/2052	333,945	318,199
WFRBS Commercial Mortgage Trust
2014-LC14, 1.230%, 03/15/2047 (d)(e)	631,726	2,114
2014-C22 XA, 0.779%, 09/15/2057 (d)(e)	2,766,712	17,854
2014-C22 AS, 4.069%, 09/15/2057 (d)	290,000	272,992
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $28,351,316)		25,109,025

AGENCY MORTGAGE BACKED SECURITIES - 30.43%
Fannie Mae Connecticut Avenue Securities
2017-C06, 7.938% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)	1,021,015	1,044,805
2017-C07 1M2, 7.538% (1 Month LIBOR USD + 2.400%), 05/25/2030 (c)	474,351	480,889
2018-C01, 7.388% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)	1,043,749	1,052,341
2018-C02, 7.338% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)	1,010,956	1,031,975
2018-C04, 7.688% (1 Month LIBOR USD + 2.550%), 12/25/2030 (c)	875,877	894,963
Fannie Mae Interest Strip
#TBA, 4.000%, 08/25/2043 (e)	1,235,667	229,586
Fannie Mae or Freddie Mac
#TBA, 5.500%, 06/01/2037	1,275,000	1,273,705
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029	2,573	2,540
AB3000, 4.500%, 05/01/2031	7,764	7,665
AB1389, 4.500%, 08/01/2040	23,773	23,614
MA0510, 4.500%, 09/01/2040	249	247
AE8714, 3.500%, 11/01/2040	9,209	8,693
890310, 4.500%, 12/01/2040	5,699	5,661
AE0954, 4.500%, 02/01/2041	19,802	19,669
AS7001, 3.000%, 04/01/2041	487,311	443,396
AL0065, 4.500%, 04/01/2041	9,475	9,412
AB3194, 4.500%, 06/01/2041	6,488	6,445
AH7395, 4.500%, 06/01/2041	821	800
FM0040, 3.000%, 10/01/2041	89,962	81,855
AL1547, 4.500%, 11/01/2041	3,783	3,758
AJ6346, 3.500%, 12/01/2041	15,519	14,640
AJ9278, 3.500%, 12/01/2041	4,750	4,481
AK6568, 3.500%, 04/01/2042	19,242	18,152
AK9393, 3.500%, 04/01/2042	9,549	9,008
AO1214, 3.500%, 04/01/2042	52,737	49,751
AL4029, 4.500%, 04/01/2042	27,700	27,515
AL7306, 4.500%, 09/01/2042	16,307	16,038
AP8743, 3.500%, 10/01/2042	147,750	139,375
AQ9330, 3.500%, 01/01/2043	18,899	17,825
AL2897, 3.500%, 01/01/2043	21,221	20,015
AL3714, 3.500%, 01/01/2043	14,261	13,449
AB7965, 3.500%, 02/01/2043	12,261	11,563
AB9046, 3.500%, 04/01/2043	36,818	34,724
AT2021, 3.500%, 04/01/2043	12,695	11,976
AT1001, 3.500%, 04/01/2043	14,400	13,576
AB9260, 3.500%, 05/01/2043	33,694	31,733
AU0949, 3.500%, 08/01/2043	29,374	27,710
AS0212, 3.500%, 08/01/2043	32,953	31,049
AU4658, 4.500%, 09/01/2043	5,464	5,368
MA1600, 3.500%, 10/01/2043	14,283	13,451
AS1333, 4.500%, 12/01/2043	9,474	9,352
AL4450, 4.500%, 12/01/2043	11,130	10,992
AS2516, 4.500%, 05/01/2044	11,837	11,685
AS2751, 4.500%, 06/01/2044	14,385	14,200
MA1926, 4.500%, 06/01/2044	11,998	11,844
AL6223, 4.500%, 08/01/2044	13,431	13,259
AZ0814, 3.500%, 07/01/2045	25,364	23,699
AZ0862, 3.500%, 07/01/2045	43,319	40,476
BM1953, 3.500%, 08/01/2045	53,671	50,628
AZ4775, 3.500%, 10/01/2045	10,784	10,070
CA2929, 3.500%, 12/01/2045	89,942	83,956
AS6311, 3.500%, 12/01/2045	15,678	14,634
AS6464, 3.500%, 01/01/2046	21,266	19,850
BC4114, 3.500%, 02/01/2046	128,613	120,051
AL8219, 4.000%, 02/01/2046	181,457	175,821
AL8387, 4.000%, 03/01/2046	455,765	439,051
FM1370, 3.000%, 04/01/2046	31,694	28,836
BC0793, 3.500%, 04/01/2046	106,483	99,599
AS7200, 4.500%, 05/01/2046	6,371	6,282
AS7388, 3.500%, 06/01/2046	444,020	416,036
AS7580, 3.000%, 07/01/2046	99,845	90,591
AS7801, 3.500%, 08/01/2046	92,623	86,255
MA2737, 3.000%, 09/01/2046	559,558	507,293
AS8056, 3.000%, 10/01/2046	55,413	50,197
MA2771, 3.000%, 10/01/2046	84,498	76,575
BM3932, 3.500%, 10/01/2046	77,065	71,934
AS8269, 3.000%, 11/01/2046	71,218	64,489
AS8700, 4.500%, 01/01/2047	22,627	22,310
MA2872, 4.500%, 01/01/2047	58,567	57,664
AL9879, 3.500%, 02/01/2047	1,332,094	1,241,351
BE5475, 3.500%, 02/01/2047	36,687	34,089
FM4894, 4.000%, 03/01/2047	424,801	408,666
AS8982, 4.500%, 03/01/2047	7,460	7,346
FM1000, 3.000%, 04/01/2047	201,105	181,686
CA5843, 3.000%, 04/01/2047	111,980	101,524
MA2959, 3.500%, 04/01/2047	76,216	70,552
BM5347, 3.500%, 05/01/2047	86,676	80,798
BM5784, 3.500%, 05/01/2047	93,389	87,085
AS9536, 3.500%, 05/01/2047	38,694	35,998
BM5348, 3.500%, 05/01/2047	43,754	40,760
MA3008, 4.500%, 05/01/2047	15,348	14,993
AS9829, 3.500%, 06/01/2047	35,331	32,844
BE3702, 4.000%, 06/01/2047	45,740	43,607
AS9831, 4.000%, 06/01/2047	50,918	48,700
BM5179, 3.000%, 07/01/2047	64,837	58,874
BE3767, 3.500%, 07/01/2047	44,462	41,351
CA0062, 4.000%, 07/01/2047	38,936	37,252
MA3121, 4.000%, 09/01/2047	478,156	456,341
FM4019, 3.500%, 10/01/2047	405,574	377,530
CA0559, 4.500%, 10/01/2047	48,732	47,992
FM1467, 3.000%, 12/01/2047	63,445	58,062
BH7058, 3.500%, 12/01/2047	112,955	104,762
MA3210, 3.500%, 12/01/2047	104,440	97,195
FM2897, 3.000%, 02/01/2048	199,839	181,434
CA4140, 3.000%, 02/01/2048	62,502	56,398
BJ8783, 3.500%, 02/01/2048	67,106	62,319
CA1535, 3.500%, 02/01/2048	21,566	20,032
CA1218, 4.500%, 02/01/2048	34,196	33,486
MA3278, 4.500%, 02/01/2048	203,769	199,802
FM5923, 3.500%, 03/01/2048	548,537	509,627
BJ0648, 3.500%, 03/01/2048	43,992	40,864
BJ0650, 3.500%, 03/01/2048	47,084	43,736
BM3590, 3.500%, 03/01/2048	81,420	75,627
BM3900, 4.000%, 04/01/2048	84,090	80,311
CA1710, 4.500%, 05/01/2048	59,468	58,402
FM1572, 3.000%, 09/01/2048	201,626	182,894
FM2385, 3.000%, 09/01/2048	121,741	109,839
FM2915, 3.000%, 11/01/2048	437,982	399,783
BM5024, 3.000%, 11/01/2048	53,453	48,167
FM5108, 3.500%, 11/01/2048	576,252	536,996
FM1239, 3.500%, 11/01/2048	70,942	65,881
FM2239, 3.000%, 12/01/2048	108,033	97,708
CA2922, 3.000%, 12/01/2048	171,001	153,878
FM1051, 4.500%, 05/01/2049	141,249	138,893
FM4895, 4.000%, 06/01/2049	362,998	347,186
CA3683, 4.500%, 06/01/2049	51,399	50,504
BO2201, 3.000%, 09/01/2049	149,493	133,456
CA4571, 4.000%, 11/01/2049	352,910	336,159
BO6164, 3.000%, 01/01/2050	66,848	59,780
BO8947, 3.000%, 01/01/2050	79,898	71,524
FM3619, 4.500%, 01/01/2050	90,879	88,479
BP2099, 3.000%, 02/01/2050	336,338	300,778
BP1424, 3.000%, 03/01/2050	117,496	104,770
FM7592, 3.500%, 03/01/2050	561,169	520,482
CA5519, 3.000%, 04/01/2050	72,006	64,318
FM4334, 3.000%, 04/01/2050	168,345	150,811
CA5559, 3.500%, 04/01/2050	548,083	507,643
CA5668, 3.000%, 05/01/2050	276,540	247,014
CA6086, 3.000%, 06/01/2050	1,100,712	986,253
BP6466, 3.000%, 07/01/2050	179,119	159,856
BP6481, 4.500%, 07/01/2050	34,483	33,690
BQ0239, 2.500%, 08/01/2050	183,073	158,420
BP6716, 2.500%, 09/01/2050	332,841	286,119
BK3044, 2.500%, 09/01/2050	318,464	273,792
MA4121, 3.000%, 09/01/2050	535,086	479,705
FM9143, 4.500%, 09/01/2050	126,322	123,931
MA4160, 3.000%, 10/01/2050	451,907	403,191
FM7475, 4.500%, 10/01/2050	21,101	20,729
MA4170, 4.500%, 10/01/2050	262,013	256,287
MA4208, 2.000%, 12/01/2050	2,350,624	1,943,986
FM5316, 2.000%, 12/01/2050	184,364	152,432
BR1269, 2.500%, 01/01/2051	724,730	627,111
MA4256, 2.500%, 02/01/2051	660,537	567,231
MA4282, 2.500%, 03/01/2051	421,054	361,970
BR7795, 2.500%, 04/01/2051	670,820	575,507
MA4306, 2.500%, 04/01/2051	271,837	233,257
MA4325, 2.000%, 05/01/2051	683,949	564,475
BT2488, 2.500%, 05/01/2051	426,618	365,770
FM7189, 2.500%, 05/01/2051	480,473	412,206
MA4326, 2.500%, 05/01/2051	449,367	385,635
BT0417, 2.500%, 06/01/2051	289,537	248,247
FM7738, 2.500%, 06/01/2051	481,263	414,132
MA4356, 2.500%, 06/01/2051	895,278	766,131
MA4378, 2.000%, 07/01/2051	645,266	531,698
FS1550, 2.500%, 07/01/2051	338,333	290,882
CB1027, 2.500%, 07/01/2051	257,552	220,679
CB1038, 2.500%, 07/01/2051	315,945	271,932
MA4379, 2.500%, 07/01/2051	352,587	302,306
BT1339, 2.500%, 07/01/2051	749,483	642,207
FM8178, 2.500%, 07/01/2051	791,115	677,852
MA4399, 2.500%, 08/01/2051	2,331,538	1,994,471
FM8360, 2.500%, 08/01/2051	351,741	302,055
FM8422, 2.500%, 08/01/2051	741,097	634,916
BT3273, 2.500%, 08/01/2051	768,695	658,475
BT7263, 2.500%, 09/01/2051	450,924	386,368
CB2852, 2.000%, 11/01/2051	1,318,477	1,089,092
MA4493, 2.500%, 12/01/2051	428,737	367,043
FS0121, 2.000%, 01/01/2052	551,044	454,639
BV4139, 2.500%, 03/01/2052	203,830	175,051
CB3622, 4.000%, 05/01/2052	471,170	445,649
BU8667, 4.000%, 05/01/2052	548,929	519,632
MA4626, 4.000%, 06/01/2052	684,178	647,045
CB3914, 4.000%, 06/01/2052	516,865	488,865
BV2558, 5.000%, 06/01/2052	639,781	630,645
BV2634, 4.000%, 07/01/2052	512,411	484,440
BW0036, 4.500%, 07/01/2052	397,321	387,788
BV2623, 4.500%, 07/01/2052	259,175	250,725
FS2603, 4.500%, 08/01/2052	662,805	641,180
BV7959, 5.000%, 08/01/2052	713,018	703,013
CB4404, 5.000%, 08/01/2052	703,096	692,858
BV8055, 4.500%, 09/01/2052	683,800	661,488
BW6232, 5.000%, 09/01/2052	880,403	867,608
BW1201, 5.000%, 09/01/2052	769,145	758,309
MA4785, 5.000%, 10/01/2052	715,496	704,743
FS3642, 5.000%, 11/01/2052	340,553	335,435
MA4842, 5.500%, 12/01/2052	1,106,063	1,108,460
MA4868, 5.000%, 01/01/2053	660,301	650,377
MA4918, 5.000%, 02/01/2053	698,613	688,426
MA4919, 5.500%, 02/01/2053	631,128	630,726
MA4941, 5.500%, 03/01/2053	680,852	681,751
FS4357, 5.500%, 04/01/2053	549,442	550,209
BW4908, 6.000%, 04/01/2053	478,538	484,949
Fannie Mae Principal Strip
#TBA, 0.000%, 07/15/2037	1,370,000	756,760
Fannie Mae REMICS
2012-70, 0.862% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)	876,056	105,904
2012-68, 0.912% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)	1,441,392	162,000
2013-6, 0.962% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)	934,455	115,453
2013-18, 0.962% (1 Month LIBOR USD + 6.100%), 03/25/2043 (c)(e)	1,022,691	114,605
2014-90, 1.012% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)	1,556,526	199,937
2015-32, 1.062% (1 Month LIBOR USD + 6.200%), 05/25/2045 (c)(e)	911,628	111,577
2016-40, 0.712% (1 Month LIBOR USD + 5.850%), 07/25/2046 (c)(e)	598,482	62,914
2018-07, 4.000%, 02/25/2048	1,150,719	218,827
2020-52, 4.500%, 08/25/2050	1,053,040	217,906
Freddie Mac Gold Pool
G1-4953, 3.500%, 01/01/2029	13,179	12,757
A8-6315, 4.500%, 05/01/2039	13,648	13,537
A8-6521, 4.500%, 05/01/2039	27,675	27,522
A9-3617, 4.500%, 08/01/2040	2,348	2,335
Q0-0285, 4.500%, 04/01/2041	3,522	3,503
Q0-0876, 4.500%, 05/01/2041	22,180	22,058
Q0-2173, 4.500%, 07/01/2041	15,848	15,760
C0-3795, 3.500%, 04/01/2042	111,001	104,835
Q0-9004, 3.500%, 06/01/2042	10,090	9,529
C0-9004, 3.500%, 07/01/2042	10,748	10,151
Q0-9896, 3.500%, 08/01/2042	13,769	13,004
Q1-1348, 3.500%, 09/01/2042	29,142	27,517
Q1-8305, 3.500%, 05/01/2043	11,833	11,170
Q1-9475, 3.500%, 06/01/2043	20,110	18,980
G6-0030, 3.500%, 07/01/2043	63,115	59,625
Q2-0780, 3.500%, 08/01/2043	25,597	24,159
Q2-0857, 3.500%, 08/01/2043	15,814	14,931
G0-7459, 3.500%, 08/01/2043	12,826	12,108
G0-8541, 3.500%, 08/01/2043	22,483	21,221
Q2-6513, 4.500%, 06/01/2044	11,584	11,445
Q4-5219, 3.500%, 01/01/2045	78,198	73,319
G0-7961, 3.500%, 03/01/2045	17,457	16,379
G0-8636, 3.500%, 04/01/2045	20,257	18,943
Q3-5225, 3.500%, 08/01/2045	10,038	9,384
G0-8659, 3.500%, 08/01/2045	55,512	51,876
G0-8676, 3.500%, 11/01/2045	24,204	22,638
G6-0480, 4.500%, 11/01/2045	9,685	9,576
G0-8681, 3.500%, 12/01/2045	17,930	16,755
Q3-9644, 3.500%, 03/01/2046	83,741	78,256
Q3-9434, 3.500%, 03/01/2046	3,808	3,563
G0-8693, 3.500%, 03/01/2046	4,002	3,740
G0-8702, 3.500%, 04/01/2046	41,138	38,443
G0-8706, 3.500%, 05/01/2046	18,912	17,823
Q4-0718, 3.500%, 05/01/2046	118,812	111,028
Q4-0375, 3.500%, 05/01/2046	27,024	25,253
G0-8708, 4.500%, 05/01/2046	25,722	25,421
Q4-1208, 3.500%, 06/01/2046	59,567	55,755
G0-8721, 3.000%, 09/01/2046	40,552	36,805
G0-8735, 4.500%, 10/01/2046	34,426	33,958
G0-8741, 3.000%, 01/01/2047	742,281	672,624
G0-8743, 4.000%, 01/01/2047	32,585	31,268
Q4-6279, 3.500%, 02/01/2047	44,079	41,124
Q4-6539, 4.500%, 03/01/2047	3,406	3,329
G0-8757, 3.500%, 04/01/2047	7,577	7,060
G0-8759, 4.500%, 04/01/2047	12,294	12,119
V8-3204, 4.500%, 05/01/2047	29,077	28,485
Q4-9100, 4.000%, 07/01/2047	72,931	69,834
Q4-9394, 4.500%, 07/01/2047	60,643	59,688
Q4-9888, 3.500%, 08/01/2047	39,542	36,805
Q5-0035, 3.500%, 08/01/2047	57,910	53,919
Q5-0109, 3.500%, 08/01/2047	7,680	7,151
G6-1228, 4.000%, 08/01/2047	106,233	102,642
G0-8779, 3.500%, 09/01/2047	163,342	150,207
G0-8785, 4.000%, 10/01/2047	83,949	79,787
G6-1631, 3.500%, 11/01/2047	151,662	141,495
Q5-2319, 3.500%, 11/01/2047	126,350	117,511
G6-1467, 4.000%, 11/01/2047	107,795	102,535
G6-1281, 3.500%, 01/01/2048	71,002	66,042
G0-8800, 3.500%, 02/01/2048	95,811	89,059
Q5-4463, 4.000%, 02/01/2048	52,816	50,803
G6-7710, 3.500%, 03/01/2048	133,612	123,880
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.392%, 08/25/2029 (d)(e)	1,985,000	145,540
Freddie Mac Pool
ZS-9972, 3.000%, 03/01/2042	685,502	623,678
ZM-1590, 3.000%, 08/01/2046	486,557	439,746
SD-0035, 3.000%, 04/01/2047	444,407	405,536
ZM-4908, 3.500%, 11/01/2047	202,160	187,798
ZA-5250, 4.000%, 01/01/2048	180,495	173,295
ZS-4759, 3.500%, 03/01/2048	122,268	113,556
ZM-6197, 4.000%, 04/01/2048	440,359	422,213
SD-0298, 3.000%, 11/01/2048	313,935	284,976
ZN-2103, 4.500%, 12/01/2048	30,189	29,661
ZA-7141, 3.000%, 06/01/2049	64,123	57,339
SD-8005, 3.500%, 08/01/2049	569,755	528,744
SD-8013, 4.500%, 09/01/2049	83,066	81,459
SI-2009, 3.000%, 10/01/2049	374,636	335,042
QA-5549, 3.000%, 12/01/2049	209,987	187,607
QA-6750, 3.000%, 02/01/2050	117,439	105,278
QA-7325, 3.000%, 02/01/2050	158,462	141,909
QA-8311, 3.000%, 03/01/2050	186,280	167,730
SD-8068, 3.000%, 06/01/2050	519,402	463,724
RA-2970, 2.500%, 07/01/2050	173,623	149,714
SD-8074, 3.000%, 07/01/2050	76,152	68,077
QB-2682, 2.500%, 08/01/2050	131,146	112,748
SD-8084, 3.000%, 08/01/2050	223,796	199,604
SD-8086, 4.000%, 08/01/2050	165,014	157,243
RA-3484, 3.000%, 09/01/2050	261,209	232,823
SD-8098, 2.000%, 10/01/2050	2,282,467	1,887,703
QB-4785, 2.500%, 10/01/2050	184,516	158,610
QB-6037, 2.500%, 11/01/2050	137,743	118,397
SD-8122, 2.500%, 01/01/2051	394,649	339,242
SD-8129, 2.500%, 02/01/2051	533,107	456,846
RA-4527, 2.500%, 02/01/2051	272,224	234,291
SD-8135, 2.500%, 03/01/2051	190,759	163,993
QC-0945, 2.500%, 04/01/2051	786,750	675,335
SD-8147, 2.500%, 05/01/2051	446,883	383,367
QC-4235, 2.500%, 07/01/2051	679,695	582,251
QC-3907, 2.500%, 07/01/2051	434,032	371,889
SD-8156, 2.500%, 07/01/2051	417,017	357,529
SD-8160, 2.000%, 08/01/2051	800,651	660,301
QC-6209, 2.500%, 08/01/2051	372,303	319,289
QC-5978, 2.500%, 08/01/2051	594,946	510,937
SD-8167, 2.500%, 09/01/2051	1,082,802	927,776
RA-5855, 2.500%, 09/01/2051	715,453	612,198
QC-8520, 2.500%, 10/01/2051	277,807	237,640
SD-0780, 2.500%, 12/01/2051	486,956	417,113
RA-6686, 4.000%, 01/01/2052	223,942	211,904
QE-4039, 4.000%, 06/01/2052	1,185,229	1,121,269
SD-1883, 4.000%, 06/01/2052	629,806	595,632
QE-5474, 4.000%, 07/01/2052	338,592	320,148
SD-1060, 4.000%, 07/01/2052	332,221	314,194
QE-6058, 4.500%, 07/01/2052	864,726	836,520
SD-8231, 4.500%, 07/01/2052	330,701	319,929
SD-8233, 5.000%, 07/01/2052	650,596	641,253
SD-1576, 5.000%, 08/01/2052	884,309	871,928
QE-9381, 4.000%, 09/01/2052	754,105	712,753
SD-1803, 5.500%, 09/01/2052	318,650	319,570
SD-1709, 5.500%, 09/01/2052	776,511	778,125
SD-8258, 5.000%, 10/01/2052	667,397	657,367
SD-1719, 5.500%, 10/01/2052	850,458	853,883
SD-1884, 5.000%, 11/01/2052	105,592	104,028
SD-1913, 5.000%, 11/01/2052	411,510	405,749
SD-8268, 5.500%, 11/01/2052	381,586	382,628
QF-4848, 6.000%, 12/01/2052	599,780	609,147
SD-8289, 5.500%, 01/01/2053	632,391	631,989
QF-6551, 5.500%, 01/01/2053	625,264	624,866
SD-8290, 6.000%, 01/01/2053	168,066	170,580
SD-2174, 6.000%, 01/01/2053	568,452	575,494
SD-2334, 5.000%, 02/01/2053	419,604	414,118
SD-8300, 5.500%, 02/01/2053	150,793	151,077
QF-7085, 5.500%, 02/01/2053	978,107	977,766
SD-8309, 6.000%, 03/01/2053	604,060	612,749
SD-8316, 5.500%, 04/01/2053	491,553	492,063
SD-2913, 5.500%, 05/01/2053	675,000	675,510
SD-3010, 5.500%, 06/01/2053	475,000	475,090
Freddie Mac REMICS
4121, 1.093% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)	884,940	93,819
4122, 4.000%, 10/15/2042 (e)	914,737	167,238
4159, 1.043% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)	1,709,596	210,963
4459, 4.000%, 08/15/2043 (e)	1,873,515	332,661
4385, 4.500%, 09/15/2044 (e)	182,599	33,721
4572, 0.943% (1 Month LIBOR USD + 6.050%), 04/15/2046 (c)(e)	405,915	44,974
4583, 0.893% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)	416,934	39,980
4616, 0.893% (1 Month LIBOR USD + 6.000%), 09/15/2046 (c)(e)	973,998	117,701
4623, 0.893% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)	901,412	94,138
4648, 0.893% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)	375,214	44,457
5013, 3.000%, 09/25/2050	2,493,760	359,485
Freddie Mac STACR REMIC Trust
2021-DNA7, 6.773% (SOFR30A + 1.800%), 11/25/2041 (b)(c)	473,000	454,060
2022-DNA2, 7.373% (SOFR30A + 2.400%), 02/25/2042 (b)(c)	990,000	978,382
2022-HQA1, 8.473% (SOFR30A + 3.500%), 03/25/2042 (b)(c)	309,000	313,249
2022-DNA3, 7.873% (SOFR30A + 2.900%), 04/25/2042 (b)(c)	1,162,000	1,161,269
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-HQA3, 7.488% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)	643,487	652,074
2018-DNA1, 6.938% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)	285,650	285,882
2018-HQA1, 7.438% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)	599,098	604,859
Ginnie Mae
#TBA, 5.000%, 06/15/2041	1,105,000	1,090,389
#TBA, 5.500%, 06/15/2053	1,135,000	1,133,847
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043	22,981	21,730
MA0783M, 3.500%, 02/20/2043	31,305	29,606
MA0934M, 3.500%, 04/20/2043	22,322	21,116
MA3663M, 3.500%, 05/20/2046	38,525	36,265
MA3803M, 3.500%, 07/20/2046	14,921	14,031
MA4510M, 3.500%, 06/20/2047	60,722	57,088
MA4586M, 3.500%, 07/20/2047	83,798	78,813
MA4652M, 3.500%, 08/20/2047	56,431	53,036
MA4900M, 3.500%, 12/20/2047	42,553	40,018
MA6542M, 3.500%, 03/20/2050	228,296	214,839
MA6600M, 3.500%, 04/20/2050	17,092	15,986
MA6601M, 4.000%, 04/20/2050	77,287	74,034
MA7192M, 2.000%, 02/20/2051	281,491	239,432
MA7193M, 2.500%, 02/20/2051	282,693	247,863
MA7254M, 2.000%, 03/20/2051	287,013	244,300
MA7255M, 2.500%, 03/20/2051	701,173	614,849
MA7311M, 2.000%, 04/20/2051	818,630	696,828
MA7312M, 2.500%, 04/20/2051	776,400	680,657
MA7367M, 2.500%, 05/20/2051	286,254	250,418
MA7418M, 2.500%, 06/20/2051	599,163	524,572
MA7472M, 2.500%, 07/20/2051	393,137	343,407
MA7589M, 2.500%, 09/20/2051	214,364	187,437
MA7648M, 2.000%, 10/20/2051	287,344	244,083
MA8045M, 4.000%, 05/20/2052	645,864	613,848
MA8099M, 3.500%, 06/20/2052	95,583	88,573
MA8151M, 4.500%, 07/20/2052	892,495	867,024
MA8200M, 4.000%, 08/20/2052	194,459	184,819
MA8201M, 4.500%, 08/20/2052	1,141,361	1,108,373
MA8268M, 4.500%, 09/20/2052	542,513	526,722
MA8269M, 5.000%, 09/20/2052	633,156	625,137
MA8347M, 4.500%, 10/20/2052	206,289	200,366
MA8429M, 5.500%, 11/20/2052	517,498	517,541
MA8569M, 5.000%, 01/20/2053	470,780	465,446
MA8570M, 5.500%, 01/20/2053	346,720	346,579
MA8725M, 5.000%, 03/20/2053	199,006	196,486
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)	1,031,906	154,870
2015-162, 1.602% (1 Month LIBOR USD + 6.750%), 11/20/2045 (c)(e)	847,202	118,613
2018-007, 1.052% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)	933,146	101,434
2020-173, 2.500%, 11/20/2050 (e)	2,226,156	292,329
2021-116, 2.500%, 06/20/2051 (e)	2,483,861	343,131
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $118,895,163)		109,543,671

U.S. GOVERNMENT AGENCY ISSUES - 0.53%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025	225,000	205,429
Federal National Mortgage Association
0.500%, 11/07/2025	255,000	232,660
0.750%, 10/08/2027	745,000	653,178
0.875%, 08/05/2030	575,000	467,550
Tennessee Valley Authority
5.250%, 09/15/2039	320,000	338,934
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,179,056)		1,897,751

U.S. GOVERNMENT NOTES/BONDS - 16.31%
United States Treasury Inflation Indexed Bonds
1.625%, 10/15/2027	9,037,909	9,024,874
1.125%, 01/15/2033	1,585,799	1,538,800
1.000%, 02/15/2049	2,015,160	1,732,247
United States Treasury Note/Bond
3.625%, 05/15/2026	2,370,000	2,343,060
3.625%, 03/31/2028	12,095,000	12,006,650
3.500%, 04/30/2030	4,510,000	4,455,387
3.500%, 02/15/2033	885,000	874,352
3.375%, 05/15/2033	10,670,000	10,439,095
3.875%, 02/15/2043	310,000	303,994
2.875%, 05/15/2043	1,700,000	1,430,191
3.375%, 05/15/2044	1,380,000	1,250,517
2.500%, 02/15/2045	2,155,000	1,672,482
3.125%, 05/15/2048	85,000	73,402
3.000%, 02/15/2049	1,675,000	1,416,618
1.250%, 05/15/2050	1,430,000	799,739
1.875%, 11/15/2051	945,000	620,045
2.875%, 05/15/2052	3,685,000	3,043,004
3.000%, 08/15/2052	5,300,000	4,491,750
3.625%, 05/15/2053	1,255,000	1,203,819
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $59,140,436)		58,720,026

	Shares
EXCHANGE TRADED FUNDS - 3.43%
iShares Core U.S. Aggregate Bond ETF (f)	125,156	12,336,627
TOTAL EXCHANGE TRADED FUNDS (Cost $12,504,291)		12,336,627

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 5.18%
Money Market Fund - 5.18%
Mount Vernon Liquid Assets Portfolio, LLC, 5.220% (g)	18,641,639	18,641,639
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $18,641,639)		18,641,639

SHORT-TERM INVESTMENTS - 1.30%
First American Government Obligations Fund, Class X, 4.965% (g)	4,663,999	4,663,999
TOTAL SHORT-TERM INVESTMENTS (Cost $4,663,999)		4,663,999

Total Investments (Cost $412,367,517) - 107.02%		385,260,556
Liabilities in Excess of Other Assets - (7.02)%		(25,276,503)
TOTAL NET ASSETS - 100.00%		$359,984,053

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at May 31, 2023.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at May 31, 2023. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of May 31, 2023. Total value of securities out on loan is $18,272,806.
(g)	The rate shown represents the seven day yield at May 31, 2023.
(h)	Perpetual maturity. The date referenced is the next call date.

Abbreviations
#TBA	Pool number to be announced

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$33,419,498	$-	$33,419,498
Corporate Bonds*	-	105,727,714	-	105,727,714
Foreign Corporate Bonds*	-	6,284,616	-	6,284,616
Foreign Government Agency Issues	-	3,625,881	-	3,625,881
Foreign Government Notes/Bonds	-	5,290,109	-	5,290,109
Non-Agency Mortgage Backed Securities	-	25,109,025	-	25,109,025
Agency Mortgage Backed Securities	-	109,543,671	-	109,543,671
U.S. Government Agency Issues	-	1,897,751	-	1,897,751
U.S. Government Notes/Bonds	-	58,720,026	-	58,720,026
Total Fixed Income Securities	-	349,618,291	-	349,618,291
Exchange-Traded Funds	12,336,627	-	-	12,336,627
Money Market Funds	23,305,638	-	-	23,305,638
Total Investments in Securities	$35,642,265	$349,618,291	$-	$385,260,556

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended May 31, 2023.